Prepayments and Other Assets, Net (Details) - Schedule of Prepayments and Other Assets, Net - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Prepayments and Other Assets, Net [Abstract]
Prepaid rents	[1]	$ 191,339	$ 75,074
Prepaid service fee	[2]	597,410	590,363
Loans to third parties	[3]	238,134	780,934
Advances to vendors	[4]	378,152	140,578
Advance to employees	[5]	5,491	35,471
Security deposits		202,155	323,419
Prepayment for acquisition	[6]	3,602,000
Prepaid board compensation		16,667
Others	[7]	111,386	55,340
Prepayment and other assets, net		5,342,734	2,001,179
Prepayment and other current assets, net		4,869,347	1,022,309
Prepayments and other non-current assets, net		$ 473,387	$ 978,870

[1]	Prepaid rents represent the prepayment of rent related to leases expiring within 12 months.
[2]	The prepaid expenses of $473,387 were classified as non-current assets, which mainly represents the prepayment for teaching platform software technical service provided by third party service providers that will be amortized over one to three years.
[3]	Loan to third parties represent the balance lend to various third parties for their working capital needs at rate of 5% per annum.
[4]	Advances to vendors primarily included prepayment for leasehold improvement and abroad-study programs.
[5]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[6]	On April 10, 2023, the Company signed a Share Purchase Agreement (“SPA”) to purchase 100% equity interest of Kaiye (Wenzhou) Water Project Development Co., Ltd (“Kaiye”) from a third party and Ms. Zhao Dongfang, a shareholder of the Company who owns approximately 3.4% of the Company’s equity shares. Kaiye is a provider of waterfront tourism projects especially water sports projects development. Pursuant to the SPA, the total consideration is $5,000,000, which will be paid in three installments. As of September 30, 2023, the Company has paid $3,602,000, and further paid $600,000 subsequently.
[7]	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.